                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                                  ANNUAL REPORT



                                December 31, 2002

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

The Portfolio

The MSCI(R) EAFE(R) Index Portfolio's (the "Portfolio") investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

The Portfolio performed within expectations relative to the benchmark. For the year ended December 31, 2002, the Portfolio decreased 16.05%. For the same period, the MSCI(R) EAFE(R) Index decreased 15.94%.

The Markets

Global equity markets began the fourth quarter of 2002 on a distinctly sour note, but growing expectations of a coordinated policy response to sluggish economic conditions quickly led to a strong rebound that lasted through November. Both the U.S. Federal Reserve and the European Central Bank did indeed cut interest rates by 50 basis points, on November 6 and December 5, respectively. Despite pullbacks in December, most markets still ended the fourth quarter of 2002 firmly in the black.

In dollar terms, the MSCI(R) EAFE(R) Index ("EAFE") gained 6.5% during the fourth quarter of 2002. Only two EAFE countries, Japan (off 5.7%) and Greece (off 1.8%), failed to produce a positive return for the period. While the year-end rebound in the S&P 500 Index was a bit more vigorous, producing an 8.4% gain in the fourth quarter, the U.S. benchmark underperformed EAFE by more than seven percent for all of 2002. EAFE countries did nothing special in terms of local stock market performance; it was double-digit 2002 gains in the Yen and especially the Euro that limited the full-year EAFE decline to 15.9%, against a 22.10% drubbing for the S&P 500 Index.

The weakness in Japan led MSCI Pacific to shed 3.2% in the fourth quarter of 2002; in contrast, MSCI Europe surged 10.9% for its first and only winning quarter in 2002. Despite its year-end strength, however, MSCI Europe lagged EAFE by losing 18.4% for all of 2002, while MSCI Pacific outperformed with its less painful full-year decline of 9.3%.

The strongest EAFE markets for the fourth quarter of 2002 were Portugal (up 25.9%) and Spain (up 20.6%). Many banks and utilities in both countries did well when October presidential elections in Brazil, where these companies have investment exposure, brought a victory for Workers' Party candidate Luiz Inacio Lula da Silva and spurred a sharp equity rally. Though Lula's win was not unexpected, investors have been impressed by his growingly orthodox approach to economic policy matters. Brazil still had a challenging 2002, however, and despite their gains in the fourth quarter of 2002, Portugal (off 13.8% for the year) and Spain (off 15.3% for the year) outperformed EAFE only slightly for the full twelve months.

Also boosting EAFE in the fourth quarter of 2002 were equities in Sweden and Finland, which posted strong rebounds of 18.6% and 18.8%, respectively. Telecommunications and forest products companies both did well for the quarter of 2002, but Sweden and Finland were among the weakest markets in EAFE for all of 2002, dropping 30.5% and 30.3% respectively over the full year. Only Germany, where stocks managed an 11.2% fourth-quarter gain despite deepening fiscal and employment woes, fared more poorly for all of 2002, taking last place in EAFE with a loss of 33.2%.

The Hong Kong market was only able to muster a 1.8% return in the fourth quarter of 2002, leaving it the weakest component of MSCI Pacific for all of 2002, during which it lost 17.8%. Although Japanese equities outperformed EAFE for all of 2002, they did lose 10.3% over the twelve months, leaving them slightly behind MSCI Pacific on the year. Despite witnessing greater efforts at confronting bad loans in the banking system, investors recognize that restoring confidence in the Japanese economy remains an arduous and painful process.

Only two EAFE markets finished 2002 with positive returns for the year. Strong currency gains paced both New Zealand (up 10.2% for the quarter and 24.2% for the year, both in dollar terms) and Austria (up 13.4% for the quarter and 16.6% for the year, in dollar terms). Price declines in both New Zealand and Austria were contained by low valuations; in addition, New Zealand is getting more tourist attention as a result of the popular "Lord of the Rings" movie trilogy.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

After every EAFE sector had given ground in the third quarter of 2002, every sector advanced in the fourth quarter. Telecommunications services surged by 25.3%, as major providers like Vodafone and Deutsche Telekom rebounded by more than 40%. France Telecom rocketed 155% on new management and fresh financing. Information technology was also firm, paced by a 92% recovery in Ericsson, the Swedish maker of communications equipment whose weak business results pressured its finances during the first three quarters of 2002. Financials, energy, and materials were also strong performers during the quarter. Consumer staples were weakest, gaining only 0.4%, as their defensive characteristics lost favor in a rallying market environment. But those same defensive qualities made consumer staples the best place to be for full-year 2002, during which they lost only 0.5%. Also outperforming for the full year were energy, materials, and utilities. Despite their fourth-quarter rallies, information technology and telecommunications services were weakest for the whole of 2002, both dropping more than 20%.

The challenges of fiscal stimulus in a constrained Europe and meaningful reform in a deflationary Japan kept many economies sluggish in 2002, and prospects for 2003 and beyond look to change only gradually at best, particularly with demographic factors limiting the number of young workers that can support aging populations. Nevertheless, equity market declines have already been substantial, and the wide availability of ample dividends, especially in Europe, provide an important cushion to long-term investors. We expect that 2003 will bring additional interest rate cuts in Europe, together with continued strength in the euro, making a second consecutive year of EAFE outperforming the S&P 500 entirely achievable. The last time EAFE outperformed the S&P for two years in a row was 1993 and 1994, since when EAFE has essentially tread water even as the S&P has doubled. There is plenty of room for non-U.S. investments to surprise the skeptics.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

[LINE GRAPH]

                     State Street MCSI EAFE          MCSI EAFE
                        Index Portfolio*             Index(b)**
11/13/2000                   10,000                   10,000
12/31/2000                   10,080                   10,122
 6/30/2001                    8,580                    8,583
12/31/2001                    7,837                    7,856
 6/30/2002                    7,747                    7,817
12/31/2002                    6,648*                   6,722**


                           INVESTMENT PERFORMANCE (a)
                   For the Fiscal Year Ended December 31, 2002

                                                      Total Return
                                  Total Return        Average Annualized Since
                                  One year ended      Commencement of Operations
                                  December 31, 2002   (November 13, 2000)
--------------------------------------------------------------------------------
State Street MSCI(R)EAFE(R)
   Index Portfolio                -16.05%             -17.43%
MSCI(R)EAFE(R)Index (b)           -15.94%             -17.00%


(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------
COMMON STOCKS -- 96.2%

AUSTRALIA -- 4.3%
Amcor, Ltd.                                              13,183     $     63,024
AMP Diversified Property Trust                            3,000            4,409
AMP, Ltd.                                                16,655          104,851
Aristocrat Leisure, Ltd.                                  3,833           10,101
Australia & New Zealand Banking Group, Ltd.              22,640          221,188
Australia Gas Light Co., Ltd.                             6,109           36,257
Australian Stock  Exchange, Ltd.                          1,109            7,125
BHP Steel, Ltd. (a)                                      12,264           22,306
BHP, Ltd.                                                54,220          309,892
Boral, Ltd.                                               9,277           22,724
Brambles Industries, Ltd.                                13,300           35,199
BRL Hardy, Ltd.                                           1,707            6,777
BT Office Trust                                          10,149            8,572
Coca-Cola Amatil, Ltd.                                    7,448           22,102
Cochlear, Ltd.                                              494           10,843
Coles Myer, Ltd.                                         17,188           60,975
Commonwealth Bank of Australia                           18,546          281,967
Commonwealth Property Office Fund                        17,686           11,652
Computershare, Ltd.                                       6,765            7,047
CSL, Ltd.                                                 2,075           25,238
CSR, Ltd.                                                12,146           43,225
David Jones, Ltd.                                         4,255            2,588
Deutsche Office Trust                                    12,450            8,343
Foster's Brewing Group, Ltd.                             30,592           77,518
Futuris Corp., Ltd.                                       4,416            3,258
Gandel Retail Trust                                      10,434            8,049
General Property Trust                                   31,803           53,187
Goodman Fielder, Ltd.                                    23,838           23,893
Harvey Norman Holdings, Ltd.                              4,136            6,125
Iluka Resources, Ltd.                                     1,534            3,973
James Hardie Industries NV                                5,782           22,237
John Fairfax Holdings, Ltd.                               7,670           13,907
Leighton Holdings, Ltd.                                   1,682            9,632
Lend Lease Corp.                                          5,634           30,837
M.I.M Holdings, Ltd.                                     25,662           21,820
Macquarie Bank, Ltd.                                      2,835           37,675
Macquarie Infrastructure Group                           25,303           45,594
Mayne Nickless, Ltd.                                     10,300           18,908
Mirvac Group                                              8,925           20,806
National Australia Bank, Ltd.                            22,894          409,308
Newcrest Mining, Ltd.                                     5,793           23,487
Newmont Mining Corp.                                          9               26
News Corp., Ltd.                                         20,907          135,151
NRMA Insurance Group, Ltd.                               20,661           31,878
OneSteel, Ltd.                                            8,780            8,899
Orica, Ltd.                                               4,557           26,943
Origin Energy, Ltd.                                       6,871           14,354
Pacific Dunlop, Ltd.                                      4,195           17,717
PaperlinX, Ltd.                                           6,407           18,364
Patrick Corp., Ltd.                                       1,663           12,267
Publishing & Broadcasting, Ltd.                           1,611            7,847
QBE Insurance Group, Ltd.                                 8,436     $     38,715
Rio Tinto, Ltd.                                           4,898           93,636
Santos, Ltd.                                              8,708           29,519
SciGen Ltd.                                               2,419              104
Sonic Healthcare, Ltd.                                    2,419            8,908
Sons of Gwalia, Ltd.                                        866            1,263
Southcorp, Ltd.                                           8,190           21,214
Stockland Trust Group                                     9,154           24,845
Suncorp-Metway, Ltd.                                      7,014           44,038
TAB, Ltd.                                                 5,421            9,249
TABCORP Holdings, Ltd.                                    5,536           33,199
Telstra Corp., Ltd.                                      31,657           78,613
Transurban Group (a)                                      5,244           11,871
Wesfarmers, Ltd.                                          5,111           76,555
Westfield Holdings, Ltd.                                  5,963           45,162
Westfield Trust (a)                                      32,209           62,935
Westfield Trust                                           1,486            2,845
Westpac Banking Corp., Ltd.                              26,083          201,951
Wmc Resorces Limited                                     16,156           38,391
WMC, Ltd.                                                16,156           44,577
Woodside Petroleum, Ltd.                                  7,072           49,300
Woolworths, Ltd.                                         16,103          103,370
                                                                    ------------
                                                                       3,450,325
                                                                    ------------

AUSTRIA -- 0.2%
Bohler-Uddeholm AG                                           98            4,538
Erste Bank der oesterreichischen
  Sparkassen AG                                             510           34,331
Flughafen Wien AG                                           187            6,279
Mayr-Melnhof Karton AG                                      110            8,138
Oesterreichische
  Elektrizitaetswirtschafts AG                               81            6,896
OMV AG                                                      257           25,237
RHI AG                                                      182            1,404
Telekom Austria AG (a)                                    3,559           36,039
VA Technologie AG                                           337            5,481
Voest-Alpine AG                                              93            2,259
Wienerberger Baustoffindustrie AG                           497            8,840
                                                                    ------------
                                                                         139,442
                                                                    ------------

BELGIUM -- 1.0%
Agfa Gevaert NV                                           1,620           36,124
Barco NV                                                    116            6,080
Bekaert SA                                                  464           21,010
Colruyt NV                                                  246           13,552
Compagnie Maritime Belge SA                                  49            2,638
Delhaize Le Lion SA                                       1,087           20,212
Dexia                                                     9,285          115,261
Electrabel SA                                               447          108,586
Fortis                                                   14,374          253,399
Fortis VVPR Strip                                         6,030               63
Groupe Bruxelles Lambert SA                                 912           37,333
Interbrew                                                 2,059           48,613
KBC Banassurance Holding NV                               1,299           41,424
Omega Pharma SA                                             112            3,211
S.A. D'Ieteren NV                                            41            5,550
Solvay SA                                                   669           46,122

STATE STREET MSCI(R)EAFE(R)INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

BELGIUM -- (CONTINUED)
UCB SA                                                    1,147     $     36,108
Union Miniere SA                                            320           13,811
                                                                    ------------
                                                                         809,097
                                                                    ------------
DENMARK -- 0.8%
A/S Dampskibsselskabet Svendborg,
  Series B                                                    3           30,516
A/S Det Ostasiatiske Kompagni (a)                           200            4,634
Bang & Olufsen Holding A/S,
  Series B                                                  125            2,525
Carlsberg A/S, Series B                                     250           11,002
Coloplast A/S, Series B                                     158           11,496
D/S 1912, Series B                                            5           35,107
Danisco A/S                                                 855           29,050
Danske Bank                                               8,362          138,218
DSV, Series B                                               250            6,075
FLS Industries A/S, Series B                                400            3,193
GN Store Nord A/S                                         2,581            7,548
Group 4 Falck A/S                                         1,014           21,417
H. Lundbeck A/S                                           1,184           31,447
ISS A/S (a)                                                 686           24,714
Kobenhavns Lufthavne A/S                                     25            1,801
NEG Micon A/S (a)                                            83            1,401
NKT Holding A/S                                             250            2,614
Novo Nordisk A/S                                          4,207          121,544
Novozymes A/S, Series B                                   1,043           21,808
Tele Danmark A/S                                          2,103           51,102
Topdanmark A/S (a)                                          233            6,748
Vestas Wind Systems A/S                                   2,095           20,866
William Demant A/S (a)                                      465           10,018
                                                                    ------------
                                                                         594,844
                                                                    ------------

FINLAND -- 1.9%
Amer Group, Ltd.                                            200            7,324
Fortum Oyj                                                3,712           24,345
Instrumentarium Corp.                                       700           28,045
KCI Konecranes International                                 66            1,613
Kesko Oyj                                                 1,100           13,967
Kone Corp.                                                  480           14,410
Metso Oyj                                                 1,202           12,991
Nokia Oyj                                                68,402        1,087,423
Orion-Yhtyma Oyj, Series B                                  367            8,203
Outokumpu Oyj                                             1,716           14,946
Pohjola Group PLC, Series B                                 276            4,307
Rautaruukki Oyj                                           1,000            3,610
Sampo-Leona Insurance, Series A                           3,973           30,225
Stora Enso Oyj, Series R                                 10,213          107,705
TietoEnator Oyj                                           1,454           19,835
UPM-Kymmene Oyj                                           3,570          114,632
Uponor Oyj                                                  300            6,132
Wartsila Oyj, Series B                                    1,000           12,613
                                                                    ------------
                                                                       1,512,326
                                                                    ------------

FRANCE -- 9.0%
Accor SA                                                  2,683           81,252
Air France                                                  753            7,301
Alcatel SA, Series A                                     15,878     $     69,645
Alstom                                                    3,716           18,522
Altran Technologies SA                                      948            4,546
Atos Origin SA (a)                                          242            5,891
Autoroutes du Sud de la France
  (ASF) (a)                                               1,106           26,728
Aventis SA                                                9,943          540,461
Axa                                                      20,355          273,186
BNP Paribas SA                                           11,803          480,925
Bouygues SA                                               2,466           68,884
Business Objects SA (a)                                     949           13,971
Cap Gemini SA                                             1,412           32,271
Carrefour SA                                              7,882          350,935
Club Mediterranee SA                                        402            9,660
Compagnie de Saint-Gobain                                 4,628          135,784
Compagnie Francaise d'Etudes et de
  Construction SA                                           240           17,176
Compagnie Generale des
  Establissements Michelin                                1,900           65,515
Dassault Systemes SA                                        730           15,734
Essilor International SA                                  1,526           62,851
Etablissements Economiques du
  Casino Guichard-Perrachon SA                              467           34,671
European Aeronautic Defence &
  Space Co.                                               4,232           43,742
France Telecom SA                                         5,756          100,747
Groupe Danone                                             1,902          255,868
Imerys                                                       88           11,118
L'Air Liquide SA                                          1,711          225,685
L'Oreal SA                                                5,020          382,171
Lafarge SA                                                2,437          183,610
Lagardere S.C.A                                           1,863           75,675
LMVH (Louis Vuitton Moet Hennessy)                        3,343          137,336
Pechiney SA                                                 928           32,564
Pernod-Ricard SA                                            561           54,335
Pinault-Printemps-Redoute SA                              1,013           74,515
PSA Peugoet Citroen                                       2,297           93,666
Publicis SA                                               1,549           32,834
Renault SA                                                2,255          105,961
Sagem SA                                                    217           14,687
Sanofi-Synthelabo SA                                      5,968          364,789
Schneider Electric SA                                     3,095          146,439
Societe BIC SA                                              544           18,752
Societe Generale                                          4,476          260,675
Societe Television Francaise 1                            1,922           51,349
Sodexho Alliance SA                                       1,279           29,526
STMicroelectronics NV                                     8,474          166,105
Suez SA, VVPR Strip                                       4,375               46
Suez SA                                                  12,124          210,426
Thales SA                                                 1,047           27,719
Thomson Multimedia (a)                                    2,496           42,588
Total Fina Elf SA                                         9,367        1,337,752
Total Fina Elf SA, VVPR Strip                             1,215               13
Unibail SA                                                  620           44,110

STATE STREET MSCI(R)EAFE(R)INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

FRANCE -- (CONTINUED)
Valeo SA                                                    931     $     29,210
Vinci SA                                                    900           50,715
Vivendi Universal SA                                     13,514          218,243
Zodiac SA                                                   481            9,787
                                                                    ------------
                                                                       7,148,667
                                                                    ------------

GERMANY -- 5.5%
Adidas-Salomon AG                                           700           60,453
Aixtron AG                                                1,016            4,851
Allianz AG                                                2,719          258,639
Altana AG                                                   950           43,364
BASF AG                                                   8,150          308,561
Bayer AG                                                 10,350          222,101
Bayer Hypo-und Vereinsbank AG                             4,934           78,801
Beiersdorf AG, Series A                                     433           48,208
Buderus AG                                                  500           11,543
Continental AG                                            1,653           25,845
DaimlerChrysler AG                                       12,506          385,162
Deutsche Bank AG                                          8,209          378,157
Deutsche Boerse AG                                          900           36,039
Deutsche Lufthansa AG                                     3,319           30,579
Deutsche Post AG                                          5,107           53,590
Deutsche Telekom AG                                      30,875          396,881
Douglas Holding AG                                          656           11,585
E.On AG                                                   8,700          351,021
Epcos AG                                                    824            8,534
Fresenius Medical Care AG                                   591           24,472
Gehe AG                                                     228            8,876
HeidelbergCement AG                                         467           17,396
HeidelbergCement AG, VVPR Strip                             250                3
Infineon Technologies AG                                  4,812           35,296
KarstadtQuelle AG                                           765           13,245
Linde AG                                                  1,220           44,807
MAN AG                                                    1,608           22,189
Merck KGAA                                                  920           24,521
Metro AG                                                  2,012           48,031
MLP AG                                                      778            7,674
Muenchener Rueckversich                                   1,554          185,897
Preussag AG                                               2,152           36,492
ProSieben Sat.1 Media AG                                  1,199            8,178
RWE AG                                                    5,305          137,499
SAP AG                                                    2,972          235,520
Schering AG                                               2,632          114,479
Siemens AG                                               11,777          500,503
ThyssenKrupp AG                                           4,740           52,972
Volkswagen AG                                             3,329          121,356
WCM Beteiligungs-und Grundbesitz
  AG (a)                                                  2,984            7,828
                                                                    ------------
                                                                       4,361,148
                                                                    ------------

GREECE -- 0.2%
Alpha Bank AE                                             1,364           16,489
Aluminum of Greece SA                                        60            1,109
Attica Enterprises Holding SA                               380              989
Bank of Piraeus                                           1,084            6,870
Coca-Cola Hellenic  Bottling Co. SA                         875           12,138
Commercial Bank of Greece                                   630     $      9,559
EFG Eurobank Ergasias                                     1,618           19,016
EYDAP Athens Water Supply and
  Sewage Co. SA                                             220              836
Folli-Follie                                                100            1,696
Greek Organization of Football
  Prognostics                                               707            7,449
Hellenic Duty Free Shops SA                                 160            1,017
Hellenic Petroleum SA                                       852            4,935
Hellenic Technodomiki SA                                    566            3,504
Hellenic Telecommunications
  Organization SA                                         2,578           28,351
Intracom SA                                                 513            2,304
M. J. Maillis SA                                            220              942
National Bank of Greece SA                                1,213           17,158
Panafon Hellenic Telecom SA                               1,733            9,893
Papastratos Cigarettes Co.                                  120            2,012
Public Power Corp. (PPC)                                    490            6,777
Technical Olympic SA                                        500            1,721
Titan Cement Co.                                            265           10,166
Viohalco, Hellenic Copper and
  Aluminum Industry SA                                      796            3,174
                                                                    ------------
                                                                         168,105
                                                                    ------------

HONG KONG -- 1.3%
Amoy Properties, Ltd.                                    13,000           12,586
ASM Pacific Technology, Ltd.                              2,500            4,937
Bank of East Asia, Ltd.                                  16,200           27,733
BOC Hong Kong (Holdings), Ltd.                           37,500           38,470
Cathay Pacific Airways                                   12,000           16,388
Cheung Kong (Holdings), Ltd.                             18,000          117,140
Cheung Kong Infrastructure
  (Holdings), Ltd.                                        5,000            8,560
CLP Holdings, Ltd.                                       23,100           93,012
Esprit Holdings, Ltd.                                     3,122            5,244
Giordano International, Ltd.                              8,000            3,129
Hang Seng Bank, Ltd.                                      8,800           93,661
Henderson Land Development Co., Ltd.                      7,000           21,049
Hong Kong & China Gas Co., Ltd.                          47,183           60,806
Hong Kong Exchanges & Clearing, Ltd.                      8,000           10,053
Hongkong Electric Holdings, Ltd.                         16,500           62,523
Hutchison Whampoa, Ltd.                                  24,800          155,191
Hysan Development Co., Ltd.                              13,104            9,662
Johnson Electronic Holdings, Ltd.                        16,500           18,196
Li & Fung, Ltd.                                          21,000           19,927
MTR Corp.                                                15,600           16,503
New World Development Co., Ltd.                          26,100           12,969
Pacific Century CyberWorks, Ltd.(a)                     141,665           22,344
Shangri-La Asia, Ltd.                                    20,189           13,333
Sino Land Co., Ltd.                                      20,146            6,458

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

HONG KONG -- (CONTINUED)
South China Morning Post
  (Holdings), Ltd.                                       16,533     $      6,890
Sun Hung Kai Properties, Ltd.                            15,000           88,672
Swire Pacific, Ltd.                                      11,500           44,019
Television Broadcast, Ltd.                                4,000           12,618
Wharf (Holdings), Ltd. (The)                             14,000           26,480
                                                                    ------------
                                                                       1,028,553
                                                                    ------------

IRELAND -- 0.7%
Allied Irish Banks PLC                                   13,435          184,683
Bank of Ireland                                          15,273          155,939
CRH PLC                                                   8,126          100,192
DCC PLC                                                     789            8,114
Elan Corp. PLC (a)                                        5,797           13,200
Greencore Group PLC                                       1,839            5,017
Independent News & Media PLC                              4,093            6,442
Irish Life & Permanent PLC                                3,675           40,106
Kerry Group PLC                                           2,269           30,238
Ryanair Holdings PLC (a)                                  3,664           25,760
Waterford Wedgwood PLC                                    5,569            2,922
                                                                    ------------
                                                                         572,613
                                                                    ------------

ITALY -- 3.7%
ACEA SpA                                                  1,195            5,292
Alitalia SpA (a)                                         11,000            2,793
Alleanza Assicurazioni                                    5,702           43,200
Assicurazioni Generali SpA                               14,732          302,995
Autogrill SpA                                             2,122           16,522
Autostrade SpA                                           11,975          119,124
Banca Di Roma SpA                                        14,629           18,697
Banca Fideuram SpA                                        2,956           13,896
Banca Intesa SpA                                         52,642          111,031
Banca Intesa SpA-RNC                                      7,000           11,532
Banca Monte dei Paschi di Siena SpA                       7,009           16,512
Banca Nazionale del Lavoro                               14,423           15,967
Banca Popolare di Milano Scrl                             5,500           20,027
Benetton Group SpA                                        1,431           12,764
Bipop-Carire SpA                                         20,657            9,646
Bulgari SpA                                               1,150            5,454
e.Biscom (a)                                                 52            1,490
Enel SpA                                                 31,376          163,304
Eni                                                      39,784          632,467
Fiat SpA                                                  2,989           24,308
Fiat SpA, RISP Non-Convertible                              539            2,364
Gruppo Editoriale L'Espresso SpA                          2,326            7,591
Italcementi SpA                                           1,250           12,592
Italgas SpA                                               2,638           35,875
La Rinascente SpA                                         1,589            7,370
Luxottica Group SpA                                       1,867           24,626
Mediaset SpA                                              8,600           65,517
Mediobanca SpA                                            5,692           46,827
Mediolanum SpA                                            3,012           15,519
Mondadori (Arnoldo) Editore SpA                           2,810           17,397
Parmalat Finanziaria SpA                                  7,253           17,277
Pirelli SpA                                              19,500           18,007
Riunione Adriatica di Sicurta SpA                         5,270     $     64,148
San Paolo - IMI SpA                                      12,469           81,122
Seat Pagine Gialle SpA (a)                               75,595           51,482
Snam Rete Gas SpA                                        11,126           37,944
Snia SpA                                                  4,500            8,570
Telecom Italia Mobile SpA                                54,558          249,037
Telecom Italia SpA                                       35,830          271,833
Telecom Italia SpA, RNC
  Non-Convertible                                        26,400          133,250
Tiscali SpA (a)                                           2,931           13,164
UniCredito Italiano SpA                                  48,997          195,890
                                                                    ------------
                                                                       2,924,423
                                                                    ------------

JAPAN -- 20.3%
77 Bank, Ltd.                                             3,000           12,286
ACOM Co., Ltd.                                            1,010           33,193
ADERANS Co., Ltd.                                           200            4,466
Advantest Corp.                                           1,100           49,313
Aeon Credit Service Co., Ltd.                               400           14,528
Aiful Corp.                                                 650           24,429
Ajinomoto Co., Inc.                                       8,000           83,526
All Nippon Airways Co., Ltd.
  (ANA) (a)                                              10,000           18,455
ALPS Electric Co., Ltd.                                   2,000           22,078
Amada Co., Ltd.                                           3,000            8,191
Amano Corp.                                               1,000            6,109
Anritsu Corp.                                             2,000            7,651
Aoyama Trading Co., Ltd.                                    600            8,444
Ariake Japan Co., Ltd.                                      200            5,663
Asahi Breweries, Ltd.                                     6,000           39,336
Asahi Chemical Industry, Ltd.                            19,000           47,072
Asahi Glass Co., Ltd.                                    11,000           67,389
Asatsu-Dk, Inc.                                             400            7,095
Ashikaga Bank, Ltd. (a)                                  11,000           12,699
Autobacs Seven Co., Ltd.                                    300            6,130
Bank of Fukuoka, Ltd. (The)                               8,000           32,089
Bank of Yokohama, Ltd. (The)                             13,000           51,378
Banyu Pharmaceutical Co., Ltd.                            2,000           18,775
Bellsystem24, Inc.                                           50            9,762
Benesse Corp.                                             1,000           11,208
Bridgestone Corp.                                         8,000           99,098
Canon, Inc.                                              12,000          452,010
Capcom Co., Ltd.                                            600            9,035
Casio Computer Co., Ltd.                                  3,000           16,710
Central Japan Railway Co.                                    15           93,410
Chiba Bank, Ltd. (The)                                    9,000           28,668
Chubu Electric Power Co.                                  9,000          160,782
Chugai Pharmaceutical Co., Ltd.                           2,600           24,758
Citizen Watch Co., Ltd.                                   4,000           17,831
Coca-Cola West Japan Co., Ltd.                              200            2,991
Credit Saison Co., Ltd.                                   1,700           29,009
CSK Corp.                                                 1,100           23,081
DAI Nippon Printing Co., Ltd.                             8,000           88,514
Daicel Chemical Industries, Ltd.                          4,000           11,292
Daiei, Inc. (The) (a)                                     5,000            5,435
Daifuku Co., Ltd.                                         1,000            3,000
Daiichi Pharmaceutical Co., Ltd.                          2,900           41,617

STATE STREET MSCI(R)EAFE(R)INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

JAPAN -- (CONTINUED)
Daikin Industries, Ltd.                                   2,000     $     31,685
Daimaru, Inc. (The)                                       3,000            8,949
Dainippon Ink & Chemicals, Inc.                          10,000           16,011
Dainippon Screen MFG. Co., Ltd.                           1,000            3,489
Daito Trust Construction Co., Ltd.                        1,000           22,120
Daiwa House Industry Co., Ltd.                            6,000           33,774
Daiwa Securities Group, Inc.                             15,000           66,613
Denki Kagaku Kogyo Kabushiki Kaisha                       3,000            6,548
Denso Corp.                                               6,700          109,926
Dowa Mining Co., Ltd.                                     4,000           16,853
East Japan Railway Co.                                       58          287,874
Ebara Corp.                                               4,000           12,370
Eisai Co., Ltd.                                           3,300           74,109
FamilyMart Co., Ltd.                                        600           11,755
FANUC, Ltd.                                               1,500           66,360
Fast Retailing Co., Ltd.                                    800           28,179
Fuji Electric Co., Ltd.                                   6,000           10,466
Fuji Machine MFG. Co., Ltd.                                 300            2,831
Fuji Photo Film Co., Ltd.                                 6,000          195,669
Fuji Soft ABC, Inc.                                         400            6,320
Fuji Television Network, Inc.                                 4           16,112
Fujikura, Ltd.                                            5,000           11,882
Fujisawa Pharmaceutical Co., Ltd.                         3,000           68,636
Fujitsu Support & Service, Inc.                             400            4,652
Fujitsu, Ltd.                                            22,000           62,847
Furukawa Electric Co., Ltd. (The)                         7,000           14,688
Gunma Bank, Ltd. (The)                                    6,000           26,089
Gunze, Ltd.                                               2,000            7,365
Hankyu Department Stores, Inc.                            1,000            4,829
Hino Motors, Ltd.                                         3,000           10,289
Hirose Electric Co., Ltd.                                   500           38,173
Hitachi Cable, Ltd.                                       1,000            2,494
Hitachi Software Engineering
  Co., Ltd.                                                 400            9,101
Hitachi Zosen Corp. (a)                                   7,000            1,475
Hitachi, Ltd.                                            39,000          149,532
Hokuriku Bank, Ltd. (The) (a)                            10,000           13,483
Honda Motor Co., Ltd.                                     8,700          321,842
House Food Corp.                                          1,000            9,446
Hoya Corp.                                                1,500          105,039
Isetan Co., Ltd.                                          2,500           17,148
Ishihara Sangyo Kaisha, Ltd. (a)                          3,000            3,084
Ishikawajima-Harima Heavy
  Industries Co., Ltd.                                   19,000           17,292
Ito En, Ltd.                                                400           13,550
Ito-Yokado Co., Ltd.                                      5,000          147,468
Itochu Corp.                                             17,000           36,816
Itochu Techno-Science Corp.                                 400            8,477
Japan Airlines System Corp. (a)                          14,000           29,847
Japan Tobacco, Inc.                                          11           73,599
Jfe Holding, Inc. (a)                                     6,700           81,358
JGC Corp.                                                 3,000           16,786
Joyo Bank, Ltd. (The)                                    11,000           30,589
JSR Corp.                                                 2,000     $     20,089
Jusco Co., Ltd.                                           3,400           80,509
Kajima Corp.                                             10,000           22,331
Kaken Pharmaceutical Co., Ltd.                            1,000            4,154
Kamigumi Co., Ltd.                                        3,000           14,410
Kanebo, Ltd. (a)                                          5,000            4,761
Kaneka Corp.                                              4,000           21,404
Kansai Electric Power Co. (The)                           9,700          146,558
Kao Corp.                                                 8,000          175,613
Katokichi Co., Ltd.                                         400            6,000
Kawasaki Heavy Industries, Ltd. (a)                      13,000           10,297
Kawasaki Kisen Kaisha, Ltd.                               4,000            6,876
Keihin Electric Express
  Railway Co., Ltd.                                       4,000           18,202
Keio Electric Railway Co., Ltd.                           7,000           37,103
Keyence Corp.                                               400           69,605
Kikkoman Corp.                                            3,000           20,806
Kinden Corp.                                              1,000            3,691
Kinki Nippon Railway Co., Ltd.                           19,000           40,988
Kirin Brewery Co., Ltd.                                  10,000           63,622
Kokuyo Co., Ltd.                                          2,000           16,634
Komatsu, Ltd.                                            13,000           42,395
Komori Corp.                                              1,000           10,171
Konami Co., Ltd.                                          1,200           27,707
Konica Corp.                                              4,000           29,022
Koyo Seiko Co., Ltd.                                      1,000            4,441
Kubota Corp.                                             13,000           35,274
Kuraray Co., Ltd.                                         6,000           37,212
Kurita Water Industries, Ltd.                             2,000           20,140
Kyocera Corp.                                             2,300          133,926
Kyowa EXEO Corp.                                          1,000            3,160
Kyowa Hakko Kogyo Co., Ltd.                               4,000           16,584
Kyushu Electric Power Co.                                 5,500           80,458
Lawson, Inc.                                                900           21,690
Mabuchi Motor Co., Ltd.                                     400           36,808
Makita Corp.                                              1,000            7,247
Marubeni Corp. (a)                                       20,000           18,370
Marui Co., Ltd.                                           4,000           39,167
Matsushita Electric
  Industrial Co., Ltd.                                   30,400          299,722
Matsushita Electric Works, Ltd.                           6,000           37,111
Meiji Milk Products Co., Ltd.                             2,000            6,303
Meiji Seika Kaisha, Ltd.                                  3,000            8,823
Meitec Corp.                                                400            9,775
Millea Holdings, Inc.                                        25          179,911
Minebea Co., Ltd.                                         5,000           17,401
Mitsubishi Chemical Corp.                                23,000           45,934
Mitsubishi Corp.                                         14,000           85,531
Mitsubishi Electric Corp.                                22,000           50,796
Mitsubishi Estate Co., Ltd.                              13,000           99,031
Mitsubishi Gas Chemical Co., Inc.                         3,000            4,171
Mitsubishi Heavy Industries, Ltd.                        40,000           97,750
Mitsubishi Logistics Corp.                                1,000            4,879
Mitsubishi Materials Corp.                               11,000           12,050

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

JAPAN -- (CONTINUED)
Mitsubishi Paper Mills, Ltd.                              2,000     $      2,427
Mitsubishi Rayon Co., Ltd.                                8,000           18,269
Mitsubishi Tokyo Financial
  Group, Inc.                                                61          331,555
Mitsui & Co., Ltd.                                       17,000           79,363
Mitsui Chemicals, Inc.                                    8,000           35,662
Mitsui Engineering & Shipbuilding
  Co., Ltd. (a)                                           8,000            5,798
Mitsui Fudosan Co., Ltd.                                 10,000           64,886
Mitsui Marine & Fire Insurance
  Co., Ltd.                                              18,400           84,658
Mitsui Mining & Smelting Co., Ltd.                        8,000           18,471
Mitsui O.S.K. Lines, Ltd.                                12,000           24,876
Mitsui Trust Holdings, Inc.                               9,300           15,125
Mitsukoshi, Ltd.                                          6,000           12,488
Mitsumi Electric Co., Ltd.                                1,100           10,020
Mizuho Holdings, Inc.                                        99           92,601
Mori Seiki Co., Ltd.                                      1,000            5,090
Murata Manufacturing Co., Ltd.                            3,300          129,308
Namco, Ltd.                                                 400            6,701
NEC Corp.                                                19,000           71,088
Net One Systems Co., Ltd.                                     1            4,256
NGK Insulators, Ltd.                                      4,000           21,842
NGK Spark Plug Co., Ltd.                                  3,000           19,415
Nichirei Corp.                                            2,000            5,612
Nidec Corp.                                                 500           31,179
Nikko Cordial Corp.                                      18,000           60,672
Nikon Corp.                                               4,000           30,067
Nintendo Co., Ltd.                                        1,400          130,833
Nippon COMSYS Corp.                                       1,000            3,388
Nippon Express Co., Ltd.                                 11,000           43,103
Nippon Kayaku Co., Ltd.                                   2,000            7,432
Nippon Meat Packers, Inc.                                 2,000           19,971
Nippon Mining Holdings, Inc.                              7,500           10,049
Nippon Mitsubishi Oil Corp.                              18,000           81,604
Nippon Sanso Corp.                                        2,000            6,067
Nippon Sheet Glass Co., Ltd.                              5,000            8,974
Nippon Shokubai Co., Ltd.                                 1,000            4,205
Nippon Steel Corp.                                       72,000           84,335
Nippon System Development Co., Ltd.                         400            4,685
Nippon Telegraph and Telephone Corp.                         96          348,664
Nippon Unipac Holding                                        16           69,436
Nippon Yusen Kabushiki Kaisha                            14,000           47,190
Nishimatsu Construction Co., Ltd.                         4,000           11,764
Nissan Chemical Industries, Ltd.                          1,000            3,741
Nissan Motor Co., Ltd.                                   31,000          241,898
Nisshin Flour Milling Co., Ltd.                           2,000           13,314
Nisshinbo Industries, Inc.                                2,000            6,944
Nissin Food Products Co., Ltd.                            1,300           29,030
Nitto Denko Corp.                                         2,000           56,965
Nomura Securities Co., Ltd. (The)                        24,000          269,790
Noritake Co., Ltd.                                        1,000            2,848
NSK, Ltd.                                                 7,000           18,050
NTN Corp.                                                 4,000           13,820
NTT Data Corp.                                               22           60,807
NTT DoCoMo, Inc.                                            317          585,009
Obayashi Corp.                                            8,000           17,797
OBIC Co., Ltd.                                              100           17,401
Oji Paper Co., Ltd.                                      12,000           51,572
Oki Electric Industry Co., Ltd.                           6,000            9,708
Okumura Corp.                                             3,000            9,682
Olympus Optical Co., Ltd.                                 3,000           48,892
Omron Corp.                                               3,000           44,240
Onward Kashiyama Co., Ltd.                                1,000            7,837
Oracle Corp., Japan                                         600           14,536
Oriental Land Co., Ltd.                                     700           42,412
Orix Corp.                                                1,100           70,911
Osaka Gas Co., Ltd.                                      30,000           74,071
Paris Miki, Inc.                                            400            5,632
Pioneer Corp.                                             1,800           33,749
Promise Co., Ltd.                                         1,200           42,774
Q.P. Corp.                                                1,000            7,921
Resona Holdings, Inc. (a)                                58,000           31,769
Ricoh Co., Ltd.                                           8,000          131,255
Rohm Co., Ltd.                                            1,500          190,992
Saizeriya Co., Ltd.                                         100            1,481
Sanden Corp.                                              1,000            3,270
Sankyo Co., Ltd.                                          5,400           67,756
Sanrio Co., Ltd.                                            500            2,486
Sanyo Electric Co., Ltd                                  21,000           54,681
Sapporo Breweries, Ltd.                                   5,000            8,258
Secom Co., Ltd.                                           2,500           85,742
Sega Corp. (a)                                            1,600           15,775
Seino Transportation Co., Ltd.                            2,000           11,713
Seiyu, Ltd. (The) (a)                                     4,000           11,696
Sekisui Chemical Co., Ltd.                                8,000           20,696
Sekisui House, Ltd.                                       7,000           49,549
Seven-Eleven Japan Co., Ltd.                              5,000          152,524
Sharp Corp.                                              12,000          113,963
Shimachu Co., Ltd.                                          400            8,090
Shimamura Co., Ltd.                                         300           19,112
Shimano, Inc.                                               900           13,651
Shimizu Corp.                                             8,000           20,022
Shin-Etsu Chem Co., Ltd.                                  5,100          167,178
Shionogi & Co., Ltd.                                      4,000           56,560
Shiseido Co., Ltd.                                        5,000           65,012
Shizuoka Bank, Ltd. (The)                                 8,000           51,572
Showa Denko K.K. (a)                                     14,000           17,814
Showa Shell Sekiyu K.K                                    1,000            6,944
Skylark Co., Ltd.                                         1,300           17,243
SMC Corp.                                                   700           65,712
Snow Brand Milk Products
  Co., Ltd. (a)                                           2,500            3,623
Softbank Corp.                                            2,800           31,971
Sony Corp.                                               12,100          505,738
Stanley Electric Co., Ltd.                                2,000           22,331
Sumitomo Bakelite Co., Ltd.                               3,000           12,387
Sumitomo Chemical Co., Ltd.                              14,000           55,330
Sumitomo Corp.                                           10,000           42,976

STATE STREET MSCI(R)EAFE(R)INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

JAPAN -- (CONTINUED)
Sumitomo Electric Industries, Ltd.                        7,000     $     45,361
Sumitomo Forestry Co., Ltd.                               1,000            5,528
Sumitomo Heavy Industries, Ltd. (a)                      12,000            6,674
Sumitomo Metal Industries, Ltd. (a)                      47,000           17,030
Sumitomo Metal Mining Co., Ltd.                           6,000           25,027
Sumitomo Mitsui Financial
  Group, Inc.                                                51          159,442
Sumitomo Osaka Cement Co., Ltd.                           3,000            3,944
Sumitomo Realty &
  Development Co., Ltd.                                   5,000           20,351
Sumitomo Trust & Banking Co., Ltd.                       11,000           44,586
Suruga Bank, Ltd.                                         3,000           11,806
Suzuken Co., Ltd.                                           400            9,640
Taiheiyo Cement Corp.                                     9,800           12,387
Taisei Corp.                                             10,000           15,927
Taisho Pharmaceutical Co., Ltd.                           2,000           29,409
Taiyo Yuden Co., Ltd.                                     1,000           10,601
Takara Shuzo Co., Ltd.                                    3,000           13,070
Takashimaya Co., Ltd.                                     4,000           15,674
Takeda Chemical Industries, Ltd.                         11,000          459,762
Takefuji Corp.                                            1,020           58,878
Takuma Co., Ltd.                                          1,000            5,393
TDK Corp.                                                 1,500           60,420
Teijin, Ltd.                                             10,000           23,932
Teikoku Oil Co., Ltd.                                     3,000           11,983
Terumo Corp.                                              2,800           38,743
THK Co., Ltd.                                             1,500           16,521
TIS, Inc.                                                   400            5,905
Tobu Railway Co., Ltd.                                    9,000           23,890
Toda Corp.                                                2,000            3,354
Toho Co., Ltd.                                            2,100           20,156
Tohoku Elecric Power Co., Inc.                            5,700           83,913
Tokyo Electric Power Co., Inc.                           15,800          300,236
Tokyo Electron, Ltd.                                      2,100           95,028
Tokyo Gas Co., Ltd.                                      36,000          112,851
Tokyo Style Co., Ltd.                                     1,000            8,477
Tokyu Corp.                                              13,000           45,791
TonenGeneral Sekiyu K.K                                   5,000           32,864
Toppan Printing Co., Ltd.                                 8,000           60,201
Toray Industries, Inc.                                   18,000           38,224
Toshiba Corp.                                            39,000          122,255
Tosoh Corp.                                               8,000           19,280
Tostem Corp.                                              3,000           45,504
Toto, Ltd.                                                5,000           18,497
Toyo Seikan Kaisha, Ltd.                                  2,000           23,848
Toyobo Co., Ltd.                                         11,000           14,368
Toyoda Gosei Co., Ltd.                                      600           11,275
Toyota Industries Corp.                                   1,400           21,058
Toyota Motor Corp.                                       32,500          873,641
Trans Cosmos, Inc.                                          200            2,044
Trend Micro, Inc.                                         1,000           17,106
Ube Industries, Ltd.                                      8,000            8,022
UFJ Holdings, Inc. (a)                                       54           54,605
Uni-Charm Corp.                                             500           19,845
UNY Co., Ltd.                                             2,000           19,567
Ushio, Inc.                                               1,000           10,955
Wacoal Corp.                                              1,000            7,710
West Japan Railway Co.                                       19           67,405
World Co., Ltd.                                             700           13,449
Yakult Honsha Co., Ltd.                                   2,000           22,786
Yamada Denki Co., Ltd.                                      900           18,998
Yamaha Corp.                                              2,600           24,035
Yamaha Motor Co., Ltd.                                    1,000            8,258
Yamanouchi Pharmaceutical Co., Ltd.                       4,400          127,547
Yamato Transport Co., Ltd.                                5,000           65,307
Yamazaki Baking Co., Ltd.                                 3,000           16,811
Yasuda Fire & Marine
  Insurance Co., Ltd.                                    11,000           64,237
Yokogawa Electric Corp.                                   3,000           18,631
                                                                    ------------
                                                                      16,072,383
                                                                    ------------

LUXEMBOURG -- 0.1%
Arcelor (a)                                               5,222           64,222
                                                                    ------------

NETHERLANDS -- 5.5%
ABN AMRO Holding NV                                      21,356          349,144
Aegon NV                                                 19,589          252,011
Akzo Nobel NV                                             4,344          137,799
ASM Lithography Holding NV (a)                            6,507           54,352
Buhrmann NV                                               1,642            7,168
Elsevier NV                                               9,061          110,769
Getronics NV                                              6,234            3,794
Hagemeyer NV                                              1,028            7,443
Heineken NV                                               2,975          116,131
IHC Caland NV                                               439           23,171
ING Groep NV                                             25,634          434,147
KLM Royal Dutch Airlines                                    458            4,412
Koninklijke (Royal) KPN NV (a)                           25,985          169,056
Koninklijke (Royal) Philips
  Electronics NV                                         19,939          349,411
Koninklijke Ahold NV                                      9,727          123,504
Koninklijke Numico NV                                     2,009           25,298
Oce NV                                                    1,001           11,029
Qiagen NV (a)                                             2,204           11,217
Royal Dutch Petroleum Co.                                32,072        1,411,806
Royal Vendex KBB NV                                       1,635           17,757
TNT Post Group NV                                         5,153           83,542
Unilever NV                                               8,643          531,017
Vedior NV                                                 1,927           11,000
VNU NV                                                    3,354           87,460
Wolters Kluwer NV                                         4,092           71,279
                                                                    ------------
                                                                       4,403,717
                                                                    ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

NEW ZEALAND -- 0.2%
Auckland International Airport, Ltd.                      2,438     $      7,077
Carter Holt Harvey, Ltd.                                 13,779           12,612
Contact Energy, Ltd.                                      4,649            9,654
Fisher & Paykel Appliances
  Holdings, Ltd., Series H                                  636            3,343
Fisher & Paykel Industries, Ltd.                            806            3,984
Fletcher Building, Ltd.                                  10,003           17,527
Fletcher Challenge Forests, Ltd. (a)                      1,876              971
Independent Newspapers, Ltd.                                651            1,039
Sky City Entertainment Group, Ltd.                        3,284           13,896
Telecom Corp. of New Zealand, Ltd.                       25,076           59,416
Tower, Ltd.                                                 670              736
Warehouse Group, Ltd.                                     2,607            9,982
                                                                    ------------
                                                                         140,237
                                                                    ------------

NORWAY -- 0.5%
Bergesen d.y. ASA, Series A                                 323            6,155
Bergesen d.y. ASA, Series B                                 200            3,233
Den Norsske Bank                                          5,805           27,317
EDB Business Partner ASA (a)                                200              534
Frontline, Ltd.                                           1,141            9,964
Gjensidige Nor Asa (a)                                      822           26,934
Kvaerner ASA, Series A (a)                                5,252            2,805
Merkantildata ASA (a)                                     1,600            1,201
Nera ASA                                                  1,093            1,183
Norsk Hydro ASA                                           2,323          104,116
Norske Skogindustrier ASA                                 1,531           21,658
Orkla ASA                                                 3,042           51,814
Schibsted ASA                                               600            6,236
Smedvig ASA, Series A                                       400            1,906
Smedvig ASA, Series B                                       200              811
Statoil ASA                                               6,758           57,066
Storebrand ASA                                            2,458            9,225
Tandberg ASA (a)                                          2,316           13,372
Telenor ASA                                               7,156           27,373
Tomra Systems ASA                                         2,801           18,235
                                                                    ------------
                                                                         391,138
                                                                    ------------

PORTUGAL -- 0.3%
Banco Comercial Portugues SA                             21,420           51,247
Banco Espirito Santo SA, Registered                       1,541           20,213
BPI - SGPS SA                                             5,732           13,112
Brisa-Auto Estrada de Portugal SA                         2,969           16,450
CIMPOR-Cimentos de Portugal,
  SGPS SA                                                   319            5,356
Electridade de Portugal SA                               23,120           38,575
Jeronimo Martins SGPS SA (a)                                723            5,273
Portugal Telecom SGPS SA                                 13,929           95,737
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SA (a)                                         281            2,954
Sonae, S.G.P.S. SA                                       24,685           10,361
                                                                    ------------
                                                                         259,278
                                                                    ------------

SINGAPORE -- 0.8%
Allgreen Properties, Ltd.                                 2,000            1,096
Capitaland, Ltd.                                         27,000           17,279
Chartered Semiconductor
  Manufacturing, Ltd. (a)                                12,401            5,076
City Developments, Ltd.                                   7,487           17,957
Creative Technology, Ltd.                                   600            4,255
Cycle & Carriage, Ltd.                                    1,869            3,664
Datacraft Asia, Ltd.                                      1,000              655
DBS Group Holdings, Ltd.                                 16,000          101,469
First Capital Corp., Ltd.                                 4,000            1,637
Fraser & Neave, Ltd.                                      2,313           10,401
GES International, Ltd.                                   3,000              510
Haw Par Corp., Ltd.                                       2,746            5,161
Hotel Properties, Ltd.                                    4,000            2,145
Keppel Corp., Ltd.                                        9,356           19,958
Keppel Land, Ltd.                                         2,000            1,119
NatSteel, Ltd.                                            2,000            2,375
Neptune Orient Lines, Ltd. (a)                           23,000           12,199
Oversea-Chinese Banking Corp., Ltd.                      15,365           85,483
Overseas Union Enterprise, Ltd.                           2,069            6,978
Parkway Holdings, Ltd.                                    7,063            3,074
SembCorp Industries, Ltd.                                11,000            4,978
SembCorp Logistics, Ltd.                                  2,000            1,810
SembCorp Marine, Ltd.                                     2,000            1,044
Singapore Airlines, Ltd.                                  8,394           49,362
Singapore Exchange, Ltd.                                  3,000            2,127
Singapore Food Industries                                 2,265              914
Singapore Land, Ltd.                                      1,000            1,822
Singapore Press Holdings, Ltd.                            5,020           52,674
Singapore Technologies
  Engineering, Ltd.                                      15,000           14,269
Singapore Telecommunications, Ltd.                      100,437           71,802
SMRT Corp., Ltd.                                          2,000              663
ST Assembly Test Services, Ltd. (a)                       1,000              663
United Overseas Bank, Ltd.                               18,251          124,162
United Overseas Land, Ltd.                                7,327            6,801
Venture Manufacturing
  (Singapore), Ltd.                                       3,000           24,041
Wing Tai Holdings, Ltd.                                   5,000            1,499
                                                                    ------------
                                                                         661,122
                                                                    ------------

SPAIN -- 2.9%
Acciona SA                                                  264           10,873
Acerinox SA                                                 453           16,633
ACS SA                                                      438           14,087
Aguas De Barcelona                                            7               66
Altadis SA, Series A                                      3,865           88,171

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

SPAIN -- (CONTINUED)
Amadeus Global Travel Distribution
  SA, Series A                                            3,864     $     15,935
Autopistas, Concesionaria
  Espanola SA                                             1,403           15,900
Banco Bilbao Vizcaya Argentaria SA                       40,434          386,953
Banco Santander Central Hispano SA                       57,718          396,101
Corporacion Mapfre,
  Compania Internacional de
  Reaseguros SA                                           1,809           14,674
Empresa Nacional de Electricidad SA                      12,314          144,076
Fomento de Construcciones y
  Contratas SA                                              710           15,944
Gas Natural SDG SA                                        2,979           56,487
Grupo Dragados SA                                         1,460           24,819
Grupo Ferrovial SA                                          583           14,774
Iberdrola SA                                             10,677          149,571
Iberia Lineas Aereas de Espana SA                         4,227            6,210
Industria de Diseno Textil, SA                            2,892           68,311
Metrovacesa SA                                              468            9,920
NH Hoteles SA (a)                                           939            8,070
Promotora de Informaciones SA                               328            2,137
Puleva Biotech SA (a)                                       110              349
Repsol YPF SA                                            12,491          165,152
Sociedad General de Aguas de
  Barcelona SA                                              752            7,575
Sol Melia SA                                              1,026            4,059
Telefonica Publicidad e
  Informacion SA                                          1,477            4,696
Telefonica SA (a)                                        61,498          550,462
TelePizza SA (a)                                          4,299            3,383
Terra Networks SA (a)                                     6,380           26,846
Union Electrica Fenosa SA                                 3,092           40,719
Vallehermoso SA                                           1,544           16,040
Zeltia SA                                                 2,599           14,782
                                                                    ------------
                                                                       2,293,775
                                                                    ------------

SWEDEN -- 1.6%
Assa Abloy AB, Series B                                   3,716           42,434
Atlas Copco AB, Series A                                  1,785           34,826
Atlas Copco AB, Series B                                    500            8,866
Drott AB, Series B                                        1,400           15,585
Electrolux AB                                             3,905           61,622
Eniro AB                                                  1,864           11,766
Gambro AB, Series A                                       1,600            8,906
Gambro AB, Series B                                         800            4,444
Hennes & Mauritz AB (H&M), Series B                       5,935          114,431
Hoganas AB, Series B                                        107            2,026
Holmen AB, Series B                                         600           14,564
Modern Times Group MTG AB (a)                               475            3,843
Nobel Biocare Holding AG                                    183           11,677
Nordea AB                                                28,150          124,058
OM Gruppen AB                                               500            2,387
Sandvik AB                                                2,900           64,734
Sapa AB                                                     100            1,836
SAS AB (a)                                                  530            3,005
Securitas AB, Series B                                    3,716           44,353
Skandia Forsakrings AB                                   10,878           28,964
Skandinaviska Enskilda
  Banken (SEB), Series A                                  5,954           49,541
Skanska AB                                                4,700           27,510
SKF AB, Series A                                            400           10,352
SKF AB, Series B                                            967           25,081
SSAB Svenskt Stal AB, Series A                              400            4,728
SSAB Svenskt Stal AB, Series B                              200            2,238
Svenska Cellulosa AB (SCA),
  Series B                                                2,233           75,345
Svenska Handelsbanken AB, Series A                        7,251           96,532
Svenska Handelsbanken AB, Series B                          500            6,370
Swedish Match AB                                          5,205           40,919
Tele2 AB, Series B (a)                                    1,289           34,099
Telefonaktiebolaget LM
  Ericsson, New (a)                                     191,592          134,129
Telia AB                                                 23,286           87,657
Trelleborg AB, Series B                                   1,300           10,518
Volvo AB, Series A                                        1,700           26,534
Volvo AB, Series B                                        2,385           38,868
WM-Data AB, Series B                                      2,500            2,181
                                                                    ------------
                                                                       1,276,929
                                                                    ------------

SWITZERLAND -- 8.2%
ABB, Ltd.                                                13,473           38,294
Adecco SA                                                 1,808           70,871
Ciba Specialty Chemicals AG                                 993           69,231
Clariant AG                                               2,047           32,718
Compagnie Financiere Richemont AG                         8,000          149,274
Credit Suisse Group (a)                                  18,156          393,926
Forbo Holding AG                                             10            2,980
Georg Fischer AG                                             30            3,037
Givaudan AG                                                 109           48,876
Holcim, Ltd.                                                455           82,596
Kudelski SA (a)                                             639            8,665
Kuoni Reisen Holding AG, Series B                            30            5,663
Logitech International SA (a)                               668           19,928
Lonza Group AG                                              651           39,549
Nestle SA                                                 6,014        1,274,397
Novartis AG                                              41,630        1,518,942
Phonak Holding AG                                           172            1,617
PubliGoupe SA                                                25            3,978
Roche Holding AG                                            767           97,075
Roche Holding AG, Bearer                                 10,605          738,986
Serono SA                                                   112           60,022
SGS Societe Generale de
  Surveillance Holding SA                                    93           27,980
Sulzer AG                                                    80           10,877
Sulzer Medica AG                                            138           24,053
Swatch Group AG, Registered                                 441           36,678
Swatch Group AG, Series B                                 1,192           20,173

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

SWITZERLAND -- (CONTINUED)
Swiss Re                                                  4,803     $    315,060
Swisscom AG                                                 391          113,254
Syngenta AG                                               1,700           98,420
Synthes-Stratec, Inc.                                        65           39,864
Tecan Group AG                                               59            1,941
Unaxis Holding AG                                            83            5,553
UBS AG (a)                                               19,052          925,941
Valora Holding AG                                            65           12,458
Zurich Financial Services AG                                188           18,143
Zurich Financial Services                                 2,156          201,146
                                                                    ------------
                                                                       6,512,166
                                                                    ------------

UNITED KINGDOM -- 27.2%
3i Group PLC                                              8,754           78,216
Aegis Group PLC                                          19,246           24,245
Aggreko PLC                                               2,794            6,635
AMEC PLC                                                  4,526           10,438
Amvescap PLC                                              8,763           56,148
ARM Holdings PLC (a)                                     18,162           14,035
Associates British Ports
  Holdings PLC                                            4,650           29,907
AstraZeneca Group PLC                                    25,526          912,293
AWG PLC                                                   1,592           11,110
BAA PLC                                                  15,875          128,808
BAE Systems PLC                                          46,044           91,916
Balfour Beatty PLC                                        7,864           18,294
Barclays PLC                                             97,395          603,665
Barratt Developments PLC                                  3,436           21,629
Bass PLC                                                 13,071          105,636
BBA Group PLC                                             6,478           19,267
Berkeley Group PLC (The)                                  1,212           11,629
BG Group PLC                                             51,628          222,751
BHP Billiton PLC                                         33,940          181,268
BOC Group PLC                                             7,232          103,388
Boots Co. PLC                                            12,712          119,925
BP Amoco PLC                                            330,266        2,270,337
BPB PLC                                                   7,427           29,414
Brambles Industries PLC                                  10,961           26,822
British Airways PLC                                       8,435           18,332
British America Tobacco PLC                              24,317          242,913
British Land Co. PLC (The)                                7,748           56,380
British Sky Broadcasting PLC (a)                         17,994          185,109
BT Group PLC                                            127,988          401,793
Bunzl PLC                                                 7,350           44,964
Cable & Wireless PLC                                     32,292           23,264
Cadbury Schweppes PLC                                    30,335          188,996
Canary Wharf Group PLC (a)                                7,278           27,593
Capita Group PLC                                         10,288           40,993
Caradon PLC                                               8,366           14,775
Carlton Communications PLC                               11,013           23,802
Celltech Group PLC (a)                                    3,502           19,451
Centrica PLC                                             61,428          169,107
CGNU PLC                                                 33,643          239,937
Chubb PLC                                                10,466           14,785
Close Brothers Group PLC                                  2,399           21,474
Compass Group PLC                                        32,497          172,646
Corus Group PLC (a)                                      44,232           19,404
Daily Mail & General Trust                                4,319           40,433
De La Rue PLC                                             2,663           12,476
Diageo PLC                                               47,201          512,925
Dixons Group PLC                                         28,093           65,579
Electrocomponents PLC                                     5,804           26,817
EMI Group PLC                                            10,144           22,700
Exel PLC                                                  4,379           48,502
FirstGroup PLC                                            7,071           26,808
FKI PLC                                                   7,751           10,981
George Wimpey PLC                                         5,822           24,932
GKN PLC                                                  10,898           35,221
GlaxoSmithKline PLC                                      89,231        1,712,342
Granada Compass PLC                                      39,202           50,331
Great Portland Estates PLC                                2,783            9,946
Great Universal Stores PLC                               15,012          139,448
Hammerson PLC                                             3,988           30,368
Hanson PLC                                               11,237           49,930
Hays PLC                                                 30,336           45,297
HBOS PLC                                                 55,410          584,289
Hilton Group PLC                                         22,818           61,347
HSBC Holdings PLC                                       138,923        1,535,371
IMI PLC                                                   4,114           17,386
Imperial Chemical Industries PLC                         17,116           63,377
Imperial Tobacco Group PLC                               10,712          181,937
International Power PLC (a)                              14,158           21,824
Invensys PLC                                             49,950           42,419
J Sainsbury PLC                                          21,284           95,514
Johnson Matthey PLC                                       3,382           43,557
Kelda Group PLC                                           5,589           38,150
Kidde PLC                                                11,305           12,876
Kingfisher PLC                                           37,260          133,466
Land Securities Group PLC                                 6,746           85,254
Legal & General Group PLC                                97,857          151,238
Lloyds TSB Group PLC                                     81,691          586,554
Logica PLC                                               11,944           28,843
Man Group PLC                                             4,183           59,732
Marks & Spencer Group PLC                                33,728          171,041
Misys PLC                                                 7,369           20,880
National Grid Group PLC                                  51,606          379,262
Next PLC                                                  4,764           56,486
Nycomed Amersham PLC                                     10,578           94,684
P & O Princess Cruises PLC                               10,252           71,135
Pearson PLC                                              11,951          110,533
Peninsular & Oriental Steam
  Navigation Co.                                         10,071           26,671
Pilkington PLC                                           13,321           12,438
Provident Financial PLC                                   3,954           37,811
Prudential PLC                                           29,962          211,755
Rank Group PLC                                            9,222           39,566
Reckitt Benckiser PLC                                     7,865          152,575
Reed International PLC                                   19,031          162,994
Rentokil Initial PLC                                     27,303           96,701
Reuters Group PLC                                        20,461           58,469
Rexam PLC                                                 5,947           40,594
Rio Tinto PLC                                            15,813          315,671
RMC Group PLC                                             3,984           23,539

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

                                                                      MARKET
                                                        SHARES         VALUE
                                                        ------      ------------

UNITED KINGDOM -- (CONTINUED)
Rolls-Royce PLC                                          20,609     $     35,501
Royal & Sun Alliance Insurance
  Group PLC                                              28,632           55,659
Royal Bank of Scotland Group PLC                         40,359          966,812
SABMiller PLC                                            11,709           83,224
Safeway PLC                                              16,225           55,702
Sage Group PLC                                           17,388           37,231
Schroders PLC                                             1,707           14,043
Scottish & Newcastle PLC                                 11,748           87,662
Scottish & Southern Energy PLC                           12,783          139,940
ScottishPower PLC                                        27,860          162,588
Securicor PLC                                             6,798            9,275
Serco Group PLC                                           6,456           15,916
Severn Trent PLC                                          4,778           53,383
Shell Transport & Trading Co. PLC                       142,956          941,292
Signet Group PLC                                         25,245           27,637
Slough Estates PLC                                        6,036           32,942
Smith & Nephew PLC                                       13,517           82,801
Smiths Group PLC                                          8,131           91,042
SSL International PLC                                     2,218            9,150
Stagecoach Holdings PLC                                  18,797            8,927
Tate & Lyle PLC                                           5,899           29,915
Taylor Woodrow PLC                                        7,979           21,773
Telewest Communications PLC (a)                          10,030              323
Tesco PLC                                               104,707          327,021
Unilever PLC                                             41,103          391,075
United Business Media PLC                                 4,926           22,998
United Utilities PLC                                      8,606           86,454
Vodafone Group PLC                                    1,001,195        1,825,389
Whitbread PLC                                             4,380           38,148
Wolseley PLC                                              8,479           71,186
WPP Group PLC                                            16,498          126,028
                                                                    ------------
                                                                      21,565,506
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $93,134,423)                                                    76,350,016
                                                                    ------------

PREFERRED STOCKS -- 0.4%

AUSTRALIA -- 0.2%
News Corp., Ltd.                                         28,460          153,046
                                                                    ------------

GERMANY-- 0.2%
Boss Hugo AG                                                484            5,094
Fresenius Medical Care AG                                   294            8,839
Henkel KGAA                                                 871           55,341
Porsche AG                                                  102           42,385
RWE AG                                                      736           16,026
Volkswagen AG                                             1,400           36,727
Wella AG                                                    200           11,962
                                                                    ------------
                                                                         176,374
                                                                    ------------

ITALY -- 0.0%
Fiat SpA                                                  1,997            9,116
                                                                    ------------

NEW ZEALAND -- 0.0%
Fletcher Challenge Forests, Ltd. (a)                      3,372            1,728
                                                                    ------------

SWITZERLAND -- 0.0%
Schindler Holding AG                                         50            9,746
                                                                    ------------

TOTAL PREFERRED STOCKS
(Cost $403,536)                                                          350,010
                                                                    ------------

RIGHTS -- 0.0%

ITALY -- 0.0%
Snia Spa                                                  4,500              191
                                                                    ------------

SPAIN -- 0.0%
Acesa Infraestructuras SA                                 1,403              810
                                                                    ------------

TOTAL RIGHTS
(Cost $853)                                                                1,001
                                                                    ------------

SHORT TERM INVESTMENTS -- 8.9%

UNITED STATES -- 8.9%
AIM Short Term Investment
  Prime Portfolio                                       407,541          407,541
AIM Treasury Fund                                       408,867          408,867
Federated Money Market
  Obligations Trust                                     310,097          310,097
State Street Navigator Securities
  Lending Prime Portfolio (b)                         5,906,469        5,906,469
                                                                    ------------
                                                                       7,032,974
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $7,032,974)                                                      7,032,974
                                                                    ------------

TOTAL INVESTMENTS -- 105.5%
(Cost $100,571,786)                                                   83,734,001
                                                                    ------------

OTHER ASSETS AND
LIABILITIES (NET)-- (5.5)%                                            (4,380,782)
                                                                    ------------

NET ASSETS -- 100.0%                                                $ 79,353,219
                                                                    ============

(a)   Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.

Abbreviations
NPV - No Par Value
NV - Non-voting
VVPR Strip - Coupon which reduces withholding tax on dividends paid RNC - Non-Convertible Savings

STATE STREET MSCI(R) EAFE(R) INDEX
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

  Drugs & Healthcare                                                    10.2%
  Banks                                                                  9.8%
  Oil & Gas                                                              9.5%
  Finance                                                                8.7%
  Food & Beverages                                                       7.1%
  Telecommunications                                                     7.0%
  Utilities                                                              4.6%
  Electronics                                                            4.3%
  Insurance                                                              3.5%
  Automobiles                                                            3.5%
  Retail Trade                                                           3.1%
  Chemicals                                                              2.2%
  Business Services                                                      2.0%
  Building Construction                                                  2.0%
  Manufacturing                                                          1.6%
  Transportation                                                         1.6%
  Real Estate                                                            1.3%
  Computer Services                                                      1.2%
  Cosmetics & Toiletries                                                 1.1%
  Leisure Time                                                           1.1%
  Publishing                                                             0.9%
  Machinery                                                              0.8%
  Telephone                                                              0.8%
  Tobacco                                                                0.8%
  Energy                                                                 0.7%
  Miscellaneous                                                          0.5%
  Paper                                                                  0.5%
  Television                                                             0.5%
  Air Travel                                                             0.4%
  Apparel & Textiles                                                     0.4%
  Electrical Equipment                                                   0.4%
  Photography                                                            0.4%
  Technology                                                             0.4%
  Hotels & Restaurants                                                   0.3%
  Steel                                                                  0.3%
  Advertising                                                            0.2%
  Aerospace                                                              0.2%
  Consumer Services                                                      0.2%
  Containers & Glass                                                     0.2%
  Engineering                                                            0.2%
  Forest Products                                                        0.2%
  Consumer Durables                                                      0.1%
  Consumer Non-Durables                                                  0.1%
  Metals                                                                 0.1%
  Travel                                                                 0.1%
  Other (less than 0.1%)                                                 1.5%
  Cash, receivables, and other
     assets, less liabilities                                            3.4%
                                                                     -------
                                                                       100.0%
                                                                     =======

SCHEDULE OF FUTURES CONTRACTS (LONG)

                                                      NUMBER OF     UNREALIZED
                                                      CONTRACTS    (DEPRECIATION)
                                                      ---------    --------------
SPI 200 Index Futures
  Expiration date 03/2003                                    3      $       (75)
DAX Index Futures
  Expiration date 03/2003                                    1           (3,760)
CAC 40 Euro Futures
  Expiration date 03/2003                                    3             (469)
Hang Seng Index Futures
  Expiration date 02/2003                                    4           (5,372)
TOPIX Index Futures
  Expiration date 03/2003                                    6           (6,371)
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 03/2003                                    6             (278)
IBEX 35 Index Futures
  Expiration date 03/2003                                    5           (8,374)
MIB 30 Index Futures
  Expiration date 03/2003                                    1           (2,826)
OMX Index Futures
  Expiration date 02/2003                                   49           (6,515)
                                                                    -----------

Total unrealized depreciation on
open futures contracts purchased                                    $   (34,040)
                                                                    ===========

STATE STREET MSCI(R) EAFE(R) INDEX
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2002

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

BOUGHT AUSTRALIAN DOLLAR
  Local Contract amount - 111,000
  USD Face value - 61,461
  USD Current value - 62,159
  Settlement Date - 02/21/2003
  Unrealized Gain                                                     $     698
BOUGHT SWISS FRANC
  Local Contract amount - 883,000
  USD Face value - 609,129
  USD Current value - 639,160
  Settlement Date - 02/21/2003
  Unrealized Gain                                                        30,031
SOLD SWISS FRANC
  Local Contract amount - 719,000
  USD Face value - 500,084
  USD Current value - 520,449
  Settlement Date - 02/21/2003
  Unrealized Loss                                                       (20,364)
BOUGHT EURO
  Local Contract amount - 2,896,000
  USD Face value - 2,913,093
  USD Current value - 3,030,378
  Settlement Date - 02/21/2003
  Unrealized Gain                                                       117,285
SOLD EURO
  Local Contract amount - 2,438,000
  USD Face value - 2,476,634
  USD Current value - 2,551,126
  Settlement Date - 02/21/2003
  Unrealized Loss                                                       (74,492)
BOUGHT POUND STERLING
  Local Contract amount - 1,423,000
  USD Face value - 2,237,920
  USD Current value - 2,281,907
  Settlement Date - 02/21/2003
  Unrealized Gain                                                        43,987
SOLD POUND STERLING
  Local Contract amount - 1,239,000
  USD Face value - 1,953,041
  USD Current value - 1,986,846
  Settlement Date - 02/21/2003
  Unrealized Loss                                                       (33,805)
BOUGHT HONG KONG DOLLAR
  Local Contract amount - 896,000
  USD Face value - 114,803
  USD Current value - 114,873
  Settlement Date - 02/21/2003
  Unrealized Gain                                                            70
BOUGHT JAPANESE YEN
  Local Contract amount - 214,857,000
  USD Face value - 1,766,842
  USD Current value - 1,812,757
  Settlement Date - 02/21/2003
  Unrealized Gain                                                        45,915
SOLD JAPANESE YEN
  Local Contract amount - 140,637,000
  USD Face value - 1,168,607
  USD Current value - 1,186,560
  Settlement Date - 02/21/2003
  Unrealized Loss                                                       (17,953)
BOUGHT SWEDISH KRONA
  Local Contract amount - 1,242,000
  USD Face value - 136,424
  USD Current value - 142,341
  Settlement Date - 02/21/2003
  Unrealized Gain                                                         5,917
                                                                      ---------

Net unrealized appreciation on
open forward foreign currency contracts                               $  97,289
                                                                      =========


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS
Investments at market (identified cost $100,571,786) - including
  $5,606,291 of securities on loan (Note 2)                          $ 83,734,001
Cash                                                                      507,802
Foreign currency at market (cost $807,387)                                842,491
Unrealized appreciation on forward currency exchange contracts             97,289
Receivables:
  Investments sold                                                            968
  Daily variation margin on futures contracts                               5,897
  Dividends and interest                                                   81,459
                                                                     ------------
    Total assets                                                       85,269,907

LIABILITIES
Payables:
  Due upon return of securities loaned                                  5,906,469
  Management fees (Note 4)                                                 10,219
                                                                     ------------
    Total liabilities                                                   5,916,688
                                                                     ------------
NET ASSETS                                                           $ 79,353,219
                                                                     ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                      $ 96,090,138
Net unrealized depreciation on investments, foreign currency
  translation, and futures contracts                                  (16,736,919)
                                                                     ------------
NET ASSETS                                                           $ 79,353,219
                                                                     ============



                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $237,273)                    $  1,133,219
  Dividends (non-cash)                                                           58,794
  Interest                                                                       45,221
  Security lending income                                                        66,122
                                                                           ------------
    Total Investment Income                                                   1,303,356

EXPENSES
  Management fees (Note 4)                                  $    97,988
                                                            -----------
    Total Expenses                                                               97,988
                                                                           ------------
NET INVESTMENT INCOME                                                         1,205,368
                                                                           ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions              (2,645,863)
  Futures contracts                                            (915,183)
                                                            -----------
                                                                             (3,561,046)

Net change in unrealized depreciation on:
  Investments and foreign currency translation               (7,278,649)
  Futures contracts                                             (99,817)
                                                            -----------

                                                                             (7,378,466)
                                                                           ------------
Net realized and unrealized loss                                            (10,939,512)
                                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ (9,734,144)
                                                                           ============



                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the Year        For the Year
                                                                             Ended               Ended
                                                                        December 31, 2002   December 31, 2001
                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                                   $  1,205,368        $    921,121
  Net realized loss on investments and future contracts                     (3,561,046)         (4,593,206)
  Net change in unrealized depreciation                                     (7,378,466)        (11,748,974)
                                                                          ------------        ------------
    Net decrease in net assets resulting from operations                    (9,734,144)        (15,421,059)
                                                                          ------------        ------------

CAPITAL TRANSACTIONS

  Proceeds from contributions                                               69,280,296          61,073,820
  Contributions in-kind                                                     21,837,789                --
  Fair value of withdrawals                                                (62,601,360)        (72,701,931)
                                                                          ------------        ------------
    Net increase (decrease) in net assets from capital transactions         28,516,725         (11,628,111)
                                                                          ------------        ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 18,782,581         (27,049,170)

NET ASSETS
Beginning of year                                                           60,570,638          87,619,808
                                                                          ------------        ------------
End of year                                                               $ 79,353,219        $ 60,570,638
                                                                          ============        ============





                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                   Year             Year             Year
                                                  Ended            Ended            Period
                                                 12/31/02         12/31/01         12/31/00*
                                                ----------       ----------       ----------

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period  (in thousands)     $   79,353       $   60,571       $   87,620
  Ratios to average net assets:
    Operating expenses                                0.15%            0.15%            0.15%+
    Net investment income                             1.85%            1.49%            0.81%+
  Portfolio turnover rate**                             13%              31%               8%++

  Total return (a)                                  (16.05%)         (21.88%)          (0.80%)++


----------
*  The Portfolio commenced operations on November 13, 2000.
** The Portfolio turnover rate excludes in-kind security transactions.
+  Annualized.
++ Not Annualized.
(a) Results represent past performance and are not indicative of future results.



                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2002, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate bench mark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2002

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with Securities and Exchange Commission requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2002, the earned income for the Portfolio and State Street was $66,122 and $22,040, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $5,606,291. The loans were collateralized with cash of $5,906,469, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio, an affiliated investment company.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2002

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions, aggregated to $15,867,957 and $8,000,937 respectively. The aggregate value of in-kind contributions was 21,837,789.

At December 31, 2002, the cost of investments on a tax basis was $102,998,300. The aggregate gross unrealized appreciation and gross unrealized depreciation was $2,213,692 and $21,477,991, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment, at value, at December 31, 2002 is listed in the Portfolio of Investments.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN         OTHER
                           POSITION(S)     TERM OF OFFICE                                        FUND COMPLEX     DIRECTORSHIPS
                            HELD WITH       AND LENGTH OF          PRINCIPAL OCCUPATION          OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE        FUND           TIME SERVED          DURING PAST FIVE YEARS           TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

Michael F. Holland         Trustee and    Term: Indefinite    Chairman, Holland &                     14         Trustee, State
Age: 58                    Chairman of    Elected: 7/99       Company L.L.C.                                     Street
375 Park Avenue            the Board                          (investment adviser),                              Institutional
New York, NY 10152                                            1995 to present                                    Investment
                                                                                                                 Trust; Director
                                                                                                                 of the Holland
                                                                                                                 Series Fund,
                                                                                                                 Inc.; and
                                                                                                                 Director, The
                                                                                                                 China Fund,
                                                                                                                 Inc.

William L. Boyan           Trustee        Term: Indefinite    Trustee of Old Mutual                   14         Trustee, State
Age: 66                                   Elected: 7/99       South Africa Master Trust                          Street
86 A Beacon Street                                            1997 to present (investments);                     Institutional
Boston, MA 02108                                              Chairman, Children's Hospital                      Investment
                                                              1984 to current; Director                          Trust; and
                                                              Boston Plan for Excellence,                        Trustee, Old
                                                              1994 to current (non-profit);                      Mutual South
                                                              President and Chief Operations                     Africa Master
                                                              Officer, John Hancock Mutual                       Trust
                                                              Life Insurance Company, 1959
                                                              to 1999. Mr. Boyan retired
                                                              in 1999.

Rina K. Spence             Trustee        Term: Indefinite    President of SpenceCare                 14         Trustee, State
Age: 54                                   Elected: 7/99       International LLC 1998 to                          Street
7 Acacia Street                                               present; Member of the                             Institutional
Cambridge, MA 02138                                           Advisory Board, Ingenium                           Investment
                                                              Corp., 2001 to present                             Trust; Director
                                                              (technology company); Chief                        of Berkshire
                                                              Executive Officer, IEmily.com,                     Life Insurance
                                                              2000 to 2001 (internet                             Company of
                                                              company); Chief Executive                          America; and
                                                              Officer of Consesus                                Director,
                                                              Pharmaceutical, Inc., 1998 to                      IEmily.com
                                                              1999; Founder, President and                       (internet
                                                              Chief Executive Officer of                         company)
                                                              Spence Center for Woman's
                                                              Health, 1994 to 1998; and
                                                              Trustee, Eastern Enterprise,
                                                              1988 to 2000 (utilities).

Douglas T. Williams        Trustee        Term: Indefinite    Executive Vice President                14         Trustee, State
Age: 62                                   Elected: 7/99       of Chase Manhattan Bank,                           Street
P.O. Box 5049                                                 1987 to 1999. Mr. Williams                         Insitutional
Boston, MA 02206                                              retired in 1999.                                   Investment
                                                                                                                 Trust

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)


                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN         OTHER
                           POSITION(S)     TERM OF OFFICE                                        FUND COMPLEX     DIRECTORSHIPS
                            HELD WITH       AND LENGTH OF          PRINCIPAL OCCUPATION          OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE        FUND           TIME SERVED          DURING PAST FIVE YEARS           TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Kathleen C. Cuocolo        President      Term: Indefinite    Executive Vice President                 -                -
Age: 50                                   Elected: 5/00       of State Street Bank and
Two Avenue de Lafayette                                       Trust Company since 2000;
Boston, MA 02111                                              and Senior Vice President of
                                                              State Street Bank and Trust
                                                              Company, 1982 to 2000.

Janine L. Cohen            Treasurer      Term: Indefinite    Senior Vice President of                 -                -
Age: 49                                   Elected: 5/00       State Street Bank and Trust
Two Avenue de Lafayette                                       Company since 2001; and
Boston, MA 02111                                              Vice President of State Street
                                                              Bank and Trust Company,
                                                              1992 to 2000.

Julie A. Tedesco           Secretary      Term: Indefinite    Vice President and Counsel               -                -
Age: 45                                   Elected: 5/00       of State Street Bank & Trust
One Federal Street                                            Company since 2000; and
Boston, MA 02110                                              Counsel of First Data Investor
                                                              Services Group, Inc.,
                                                              1994 to 2000.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interests of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts and schedule of forward foreign currency contracts, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP


Boston, Massachusetts
February 7, 2003